Stradley Ronon Stevens & Young, LLP Suite 2600 2005 Market Street Philadelphia, PA 19103-7018 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

Mena Larmour
(215) 564-8014
mlarmour@stradley.com

December 5, 2022

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Registrant”) File Nos. 033-39519 and 811-05686

Ladies and Gentlemen:
Pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (“1933 Act”), submitted electronically for filing via EDGAR is Post-Effective Amendment Nos. 106/110 (the “Amendment”)  to the Registrant’s Registration Statement on Form N-1A.  This Amendment is being filed to add a new series portfolio, Invesco SMA High Yield Bond Fund, (the “Fund”), to the Registrant.
The Registrant intends, on or prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the U.S. Securities and Exchange Commission staff on the Amendment; and (ii) updating certain non-material information contained in the prospectus and statement of additional information relating to the Fund.
Please direct questions or comments relating to the Amendment to Mena Larmour at (215) 564-8014 or, in my absence, to Adrienne Ruffle at (212) 323-5231.

Very truly yours, /s/ Mena Larmour Mena Larmour

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